Earnings Per Share	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Earnings Per Share

6. Earnings Per Share.

The following details the computations of the basic and diluted earnings per common share. (Dollars in thousands, except per share amounts.)

	Years Ended September 30
	2011	2010	2009
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,284	9,182	9,125

Common shares issuable under share
based payment plans which are
potentially dilutive	167	242	227

Common shares used for diluted
earnings per common share	9,451	9,424	9,352

Net income	$12,211	7,371	3,753

Earnings per common share
Basic	$1.32	0.80	0.41
Diluted	$1.29	0.78	0.40

For 2011, 2010 and 2009, 140,370, 111,210 and 84,000 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. For 2010 and 2009, all outstanding restricted shares were included in the calculation of diluted earnings per common share because the unrecorded compensation and tax benefits to be credited to capital in excess of par for all awards of restricted stock were lower than the average price of the common shares, and therefore were dilutive.